STOCK BASED COMPENSATION (Details 5) (USD $)	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013
Shares
Granted (in shares)	7,475
2005 Restricted Stock Grant Plan | Restricted stock
Stock Based Compensation
Number of shares authorized for issuance	50,000	50,000
Shares available for issuance	5,385
Shares
Nonvested at the beginning of the period (in shares)	15,565	17,694	15,565
Granted (in shares)	7,475	5,385	7,475	6,065
Vested (in shares)	4,956	5,175
Forfeited (in shares)	(390)	0	0	225
Nonvested at the end of the period (in shares)	17,694	17,904		15,565
Weighted-Average Grant-Date Fair Value
Nonvested shares, balance at the beginning of the period (in dollars)	280,016	$ 365,586	$ 280,016
Granted (in dollars)	181,194	147,280
Vested (in dollars)	(87,769)	(101,767)
Forfeited (in dollars)	(7,855)
Nonvested shares, balance at the end of the period (in dollars)	365,586	411,099		280,016
Fair Value Per Share
Nonvested shares, balance at the beginning of the period (in dollars per share)	17.99	$ 20.66	$ 17.99
Granted (in dollars per share)	24.24	$ 27.35
Vested (in dollars per share)	17.71	$ 19.67
Forfeited (in dollars per share)	20.14
Nonvested shares, balance at the end of the period (in dollars per share)	20.66	$ 22.96		$ 17.99
Additional disclosures
Total unrecognized compensation cost related to nonvested shares granted	265,061	380,867
Period over which cost is expected to be recognized	2 years 10 months 24 days	3 years 3 months 18 days
Fair value of shares vested (in dollars)	87,769			88,177	54,535
2009 Stock Award Plan
Stock Based Compensation
Number of shares authorized for issuance	150,000	150,000
Shares available for issuance		148,635
Shares
Nonvested at the beginning of the period (in shares)	900	720	900
Granted (in shares)		465	465
Vested (in shares)	180	180
Forfeited (in shares)			0			0
Nonvested at the end of the period (in shares)	720	1,005
Weighted-Average Grant-Date Fair Value
Nonvested shares, balance at the beginning of the period (in dollars)	20,880,000	16,704,000	20,880,000
Granted (in dollars)		12,718
Vested (in dollars)	(4,176,000)	(4,176)
Nonvested shares, balance at the end of the period (in dollars)	16,704,000	25,246
Fair Value Per Share
Nonvested shares, balance at the beginning of the period (in dollars per share)	23.20	$ 23.20	$ 23.20
Granted (in dollars per share)		$ 27.35
Vested (in dollars per share)	23.20	$ 23.20
Nonvested shares, balance at the end of the period (in dollars per share)	23.20	$ 25.12
Additional disclosures
Total unrecognized compensation cost related to nonvested shares granted		24,262
2009 Stock Award Plan | Restricted stock
Stock Based Compensation
Shares available for issuance	149,100
Shares
Granted (in shares)				0
Forfeited (in shares)	0			0
Additional disclosures
Total unrecognized compensation cost related to nonvested shares granted	13,224
Period over which cost is expected to be recognized	3 years 2 months 12 days	3 years 9 months 18 days
Fair value of shares vested (in dollars)	4,176,000			$ 0	$ 0